LONG-TERM PREPAYMENTS AND OTHER ASSETS - MOVEMENT OF OPERATING RIGHTS OF SERVICE STATIONS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about operating rights of service stations [line items]
Balance as of beginning of year	¥ 34,013
Balance as of end of year	31,856	¥ 34,013
Cost
Disclosure of detailed information about operating rights of service stations [line items]
Balance as of beginning of year	53,549	52,216
Additions	493	1,494
Decreases	(475)	(161)
Balance as of end of year	53,567	53,549
Accumulated depreciation / amortisation
Disclosure of detailed information about operating rights of service stations [line items]
Balance as of beginning of year	(19,536)	(17,282)
Additions	(2,365)	(2,357)
Decreases	190	103
Balance as of end of year	¥ (21,711)	¥ (19,536)